EQUITY (Details 1) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfShareCapitalLineItems [Line Items]
Number of shares	92,511,080
Share capital	$ 0.1	$ 0.1
Class A Common Shares
DisclosureOfShareCapitalLineItems [Line Items]
Number of shares	39,417,765
Share capital	$ 0.0
Class B Common Shares
DisclosureOfShareCapitalLineItems [Line Items]
Number of shares	53,093,315
Share capital	$ 0.1